Statement of Financial Position Parenthetical (Details) $ in Millions	Dec. 31, 2020 USD ($)
Condensed Balance Sheet Statement1 [Line Items]
Tangible assets	$ 2,917	[1]
Adjustments
Condensed Balance Sheet Statement1 [Line Items]
Tangible assets	$ 33

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.